Asset management income	12 Months Ended
Dec. 31, 2020
Asset management income
Asset management income

10. Asset management income

Burford receives regular management fees on its managed funds, calculated as a percentage of capital committed by the fund investors or as a percentage of capital committed by the fund, depending upon the status of the fund. In addition, Burford receives performance fees from the funds. Burford’s managed funds (other than the Strategic Value fund and the BOF-C fund) use a so-called “European” structure for the payment of performance fees, in that the manager is not paid any performance fees until fund investors have had their entire capital investment repaid, as opposed to performance fees being paid on profitable resolutions as they occur (referred to as an “American” structure). The impact of this European structure is to delay the receipt of performance fees, and thus while many fund assets have already successfully and profitably concluded, few of the related performance fees have yet been paid. Performance fees are recognized when a reliable estimate of the fee can be made and it is highly probable that a significant revenue reversal will not occur.

The asset management income on the face of the consolidated statement of comprehensive income comprises:

	2020	2019	2018
	$’000	$’000	$’000
Management fee income	8,706	15,160	10,936
Performance fee income	6,400	-	755
Total asset management income	15,106	15,160	11,691

The following tables show the impact of consolidating the Strategic Value and BOF-C funds by adding back the elimination entries for consolidation purposes to arrive at Burford’s asset management income at December 31, 2020, 2019 and 2018. In the context of the asset management income, this adjustment is recognizing the intra-group income that is eliminated on consolidation of fund entities.

	Consolidated total	Elimination of third-party interests	Burford only
For the period ended December 31, 2020	$’000	$’000	$’000
Management fee income	8,706	2,748	11,454
Performance fee income	6,400	-	6,400
Income from BOF-C	-	6,630	6,630
Total asset management income	15,106	9,378	24,484

	Consolidated total	Elimination of third-party interests	Burford only
For the period ended December 31, 2019	$’000	$’000	$’000
Management fee income	15,160	3,239	18,399
Performance fee income	-	594	594
Income from BOF-C	-	7,137	7,137
Total asset management income	15,160	10,970	26,130

	Consolidated total	Elimination of third-party interests	Burford only
For the period ended December 31, 2018	$’000	$’000	$’000
Management fee income	10,936	3,060	13,996
Performance fee income	755	1,048	1,803
Income from BOF-C	-	-	-
Total asset management income	11,691	4,108	15,799

Under the co-investing arrangement with the SWF, Burford receives reimbursement of expenses from BOF-C up to a certain level before either party receives a return of capital. After the repayment of capital, Burford then receives a portion of the return generated from the assets held by BOF-C. Amounts received and due from BOF-C from both of these sources is included in Income from BOF-C in the Burford only figures in the table above. On a consolidated basis, the amounts are included within capital provision income.